Reconciliation to Form 5500 (Details) - EBP Plan No. 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Form 5500 Caption, Net Assets [Abstract]
Net assets available for benefits per the financial statements	$ 71,680,974,169	$ 63,252,937,108
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(171,957,474)	(351,426,347)
Benefit obligations payable	(12,124,866)	(13,656,370)
Net assets available for benefits per Form 5500	71,496,891,829	62,887,854,391
EBP, Form 5500 Caption, Net Income (Loss) [Abstract]
Total Plan interest in the Stable Value Master Trust investment income per the financial statements	8,428,037,061
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(171,957,474)	(351,426,347)
EBP, Form 5500 Caption, Benefit Payment and Payments to Provide Benefits [Abstract]
Benefits paid to Plan participants per the financial statements	4,802,205,675
Add: Benefit obligations payable at end of year	12,124,866	13,656,370
Less: Benefit obligations payable at beginning of year	(12,124,866)	(13,656,370)
Benefits paid to Plan participants per Form 5500	4,800,674,171
Plan Interest in Master Trust
EBP, Form 5500 Caption, Net Assets [Abstract]
Net assets available for benefits per the financial statements	5,428,515,333	5,351,285,903
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	351,426,347	(171,957,474)
EBP, Form 5500 Caption, Net Income (Loss) [Abstract]
Total Plan interest in the Stable Value Master Trust investment income per the financial statements	161,207,334
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	351,426,347	$ (171,957,474)
Total Plan interest in the Stable Value Master Trust investment income per Form 5500	$ 340,676,207